Debt - Summary of Aggregate Maturities (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Total	$ 1,107,243,608	$ 1,057,228,333
2019	247,221	966,946
2020	1,142,443	1,186,787
2021	4,327,459	5,099,404
2022	4,412,236	5,204,834
2023	5,231,961	6,018,069
Thereafter	$ 1,091,882,288	$ 1,038,752,293